SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 13 — SUBSEQUENT EVENTS

Lincoln Park Purchase Agreement

On May 19, 2017, the Company entered into a purchase agreement (the “Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“Lincoln Park”), an Illinois limited liability company. Under the Purchase Agreement, the Company is required to issue to Lincoln Park 192,431 shares of common stock as commitment shares in consideration for entering into the Purchase Agreement. The 192,431 shares of common stock were issued in September 2017.

August 2017 Private Placement

On August 15, 2017, the Company entered into a placement agency agreement with Aegis Capital Corp. under which the Placement Agent agreed to serve as the sole placement agent, on a “reasonable best efforts” basis, in connection with the registered direct public offering of an aggregate of 1,560,978 shares of the Company’s common stock, par value $0.00001 per share. Also on August 15, 2017, to effect the Registered Direct Offering, the Company entered into a securities purchase agreement with the Investors under which we agreed to issue and sell the Shares directly to the Investors. The Shares were offered at a price of $2.05 per share. The Company received gross proceeds of $3,200,000.

In a concurrent private placement (the “Private Placement”; together with the Registered Direct Offering, the “Offering”), the Company also sold to the Investors, for no additional consideration, an Investor Warrant to purchase 0.50 of a share of common stock for each Share purchased for cash in the Offering. The Warrants will be exercisable immediately on the date of issuance (the “Initial Exercise Date”), at an exercise price of $2.50 per share and will expire on the fifth (5th) anniversary of the Initial Exercise Date.

Conversions of Warrants

From July 1, 2017 to October 23, 2017, 267,713 of the December warrants issued in connection with the December 2016 Financing, have been exercised into 267,713 shares of common stock. The Company received $535,000 in gross proceeds from the exercise.

Treco Issuance

From July 1, 2017 to October 23, 2017, the Company issued a total of 113,345 shares of common stock in repayment of $180,000 in interest relating to its $2 million long-term convertible note payable.

Other Common Stock Issuances

From July 1, 2017 to October 23, 2017, the Company issued a total of 609,467 shares of common stock having a fair value to employees, directors, consultants and general counsel in lieu of paying approximately $1,119,000 worth of services.

From July 1, 2017 to October 23, 2017, the Company issued a total of 186,019 shares of common stock to MBTH in settlement of amounts due of $310,000.

18 — SUBSEQUENT EVENTS

Management has evaluated subsequent events or transactions occurring through the date the consolidated financial statements were issued and determined that no events or transactions are required to be disclosed herein, except as disclosed.

Acquisition of Vislink International Limited

On February 2, 2017, the Company completed the acquisition of certain assets and liabilities related to the hardware segment of Vislink International Limited, an England and Wales registered limited company (the ‘‘UK Seller’’), and Vislink Inc., a Delaware corporation (the ‘‘US Seller’’, and together with the UK Seller, the ‘‘Sellers’’), pursuant to a Business Purchase Agreement, dated December 16, 2016, as amended on January 16, 2017, by and among the Company, the Sellers and Vislink PLC, an England and Wales registered limited company, as guarantor. The Company refers to the hardware segment acquired by us as Vislink Communications Systems (‘‘VCS’’). The purchase price paid for the Transaction was an aggregate of $16 million consisting of (i) $6.5 million in cash consideration and (ii) promissory notes in the aggregate principal amount of $9.5 million (the ‘‘Notes’’). In connection with the Notes, the Company entered into a Security Agreement, dated February 2, 2017, with each of the Sellers (the ‘‘Security Agreements’’). The Notes mature on March 20, 2017 (the ‘‘Maturity Date’’). Interest on the Notes shall be payable in cash on the Maturity Date at a rate per annum equal to LIBOR plus 1.9%. Pursuant to the Security Agreements, as collateral security for the Company’s obligations under the Notes, the Company granted the Sellers a security interest in certain assets purchased from the Sellers in connection with the Transaction. Since the closing of the transaction, the Company assumed $4.6 million of additional Vislink liabilities thus reducing the principal amount due to $4.9 million. On March 17, 2017, the Company came to an agreement with the Seller where by the Company paid $2 million in cash and the Seller extinguished the remaining $2.9 million principal owed.

The preliminary fair value of the purchase consideration issued to the sellers of Vislink was allocated to the net tangible assets acquired and to the separately identifiable intangibles. The excess of the aggregate fair value of the net tangible assets and identified intangible assets has been treated as a gain on bargain purchase in accordance with ASC 805. The purchase price allocation was based, in part, on management’s knowledge of Vislink’s business and the preliminary results of a third-party appraisal commissioned by management.

Purchase Consideration

Amount of consideration:	$16,000,000
Tangible assets acquired and liabilities assumed at preliminary fair value
Accounts receivable	$10,231,000
Inventories	12,459,000
Property and equipment	1,284,000
Prepaid expenses	76,000
Intangible assets	5,944,000
Accounts payable and deferred revenue	(1,599,000)
Accrued expenses	(929,000)
Net tangible assets acquired	$27,466,000
Total net assets acquired	$27,466,000
Consideration paid	16,000,000
Preliminary gain on bargain purchase	$11,466,000

The following presents the unaudited pro-forma combined results of operations of the Company with Vislink and IMT as if the acquisition occurred on January 1, 2015.

	For the Year Ended December 31,
	2016	2015
Revenues, net	$52,191	$78,421
Net loss allocable to common shareholders	$(81,597)	$(23,883)
Net loss per share	$(132.46)	$(379.09)
Weighted average number of shares outstanding	616	63

The unaudited pro-forma results of operations are presented for information purposes only. The unaudited pro-forma results of operations are not intended to present actual results that would have been attained had the acquisition been completed as of January 1, 2015 or to project potential operating results as of any future date or for any future periods.

Nasdaq Compliance

On January 9, 2017, the Company received a letter from the staff of The Nasdaq Stock Market LLC (‘‘Nasdaq’’) stating that the Nasdaq staff determined that the Company regained compliance with the Nasdaq Capital Market minimum bid price requirement for continued listing set forth in Nasdaq Listing Rule 5550(a)(2).

February 2017 Financing

On February 14, 2017, the Company completed a public underwritten offering of 1,750,000 shares of its Common Stock and warrants to purchase up to an aggregate of 1,312,500 shares of its Common Stock. The Company received $3,500,000 in gross proceeds from the offering, before deducting the associated underwriting discount and estimated offering expenses payable by the Company. Aegis Capital Corp. acted as sole book-running manager for the offering.

MB Technology Holdings

On February 16, 2017, the Board of Directors amended the terms of the Block Purchase Option in the M&A Services Agreement to allow MBTH the option to acquire 25% of the fully diluted outstanding shares and warrants of xG Technology at a price of $2.10 per share and for a five-year term.

The Company accrued an additional $1,480,000 in acquisition fees from January 1, 2017 to March 31, 2017 in connection with the acquisition of Vislink as per the M&A Services Agreement. The $1,480,000 represents 8% of the acquisition price. The Company recorded these fees in general and administrative expenses on the accompanying consolidated statement of operations.

From January 1, 2017 to March 31, 2017, the Company issued 35,852 shares of common stock to MBTH in settlement of amounts due of $60,000.

Series D Convertible Preferred Stock Leak-Out Agreement

On February 2, 2017, the Company entered into a leak-out agreement (the ‘‘Leak-Out Agreement’’) with certain institutional investors (the ‘‘New Holders’’) which were assigned our remaining obligations to IMT under the Asset Purchase Modification Agreement, dated April 12, 2016, between us and IMT (the ‘‘Asset Purchase Modification Agreement’’). Pursuant to the Leak-Out Agreement, the New Holders agreed that any sales of common stock underlying our Series D Convertible Preferred Stock would not, in the aggregate, exceed 2.75% of that day’s dollar volume of our common stock traded, provided that the New Holders shall be entitled to sell no less than an aggregate of $27,500 each trading day.

As of March 31, 2017, the Company has issued 10,750,000 shares of Series D Convertible Preferred Stock, of which 10,750,000 shares have been converted into 895,826 shares of common stock. Through the sale of such shares, our obligations under the Settlement Agreement have been reduced by $2,249,000 leaving a principle balance of approximately $702,000. From January 1, 2017 to March 31, 2017, the Company issued 5,000,000 shares of Series D Convertible Preferred Stock, of which 5,000,000 shares have been converted into 416,667 shares of common stock.

Shares Issued Under S-8 Registration Statement

From January 1, 2017 to March 31, 2017, the Company issued a total of 462,513 shares of common stock having a fair value of $783,000 to employees, directors, consultants and general counsel in lieu of paying cash for their services.

Conversions of Warrants

From January 1, 2017 to March 31, 2017, 794,400 of the December warrants issued in connection with the December 2016 Financing, have been exercised into 794,400 shares of common stock. The Company received $1,588,800 in gross proceeds from the exercise.

Treco Issuance

From January 1, 2017 to March 31, 2017, the Company issued a total of 24,397 shares of common stock in repayment of $90,000 in interest relating to its $2 million long-term convertible note payable.

Stock Options

On February 16, 2017, the Board of Directors approved a motion to cancel all outstanding stock options as the options were all out of the money.